HIGHLAND FUNDS II

Highland Socially Responsible Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated January 31, 2020, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.    In the “Performance” section of the Highland Socially Responsible Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 12/31/96)
Return Before Taxes	5.21%	4.78%	9.98%
Return After Taxes on Distributions	4.99%	0.16%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.24%	3.25%	7.89%
Return Before Taxes
Class C (inception 9/30/99)	9.68%	5.22%	9.80%
Class Y (inception 12/31/96)	11.95%	6.29%	10.91%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	31.92%	9.51%	12.14%
S&P 500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	31.13%	13.50%	14.76%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	31.63%	11.57%	--

[1]  The 1 Year “Return After Taxes on Distributions and Sale of Fund Shares” loss for the period is offset by a capital loss benefit for the assumed sale of Fund shares. The 1 Year “Return After Taxes on Distributions” does not include an assumed sale for this period, therefore, this return does not reflect the offsetting capital loss.

[2]  Prior to March 15, 2019, the Fund compared its performance to the S&P 500® Growth Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the S&P 500® Value Index as the primary benchmark to which the Fund compares its performance.

2.    In the “Performance” section of the Highland Small-Cap Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 9/30/98)
Return Before Taxes	13.17%	7.36%	11.48%
Return After Taxes on Distributions	9.01%	3.28%	8.76%
Return After Taxes on Distributions and Sale of Fund Shares	7.84%	4.30%	8.59%
Return Before Taxes
Class C (inception 9/30/99)	18.23%	7.85%	11.31%
Class Y (inception 9/30/98)	20.38%	8.88%	12.41%
S&P Small-Cap 600 Index (reflects no deduction for fees, expenses or taxes)	22.74%	9.50%	13.31%

3.    In the “Performance” section of the Highland Fixed Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	2.50%	2.05%	3.20%
Return After Taxes on Distributions	1.34%	1.01%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	1.34%	0.86%	2.00%
Return Before Taxes
Class C (inception 9/30/99)	5.20%	2.18%	2.89%
Class Y (inception 11/29/93)	7.28%	3.20%	3.91%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 12/28/93)	8.72%	3.05%	3.74%

4.    In the “Performance” section of the Highland Total Return Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Class A (inception 2/22/93)
Return Before Taxes	12.03%	3.45%	5.28%
Return After Taxes on Distributions	11.86%	2.25%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	2.34%	3.99%
Return Before Taxes
Class C (inception 9/30/99)	16.98%	3.89%	5.10%
Class Y (inception 11/29/93)	19.19%	4.92%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	31.48%	11.68%	13.54%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (inception 2/28/93)	8.72%	3.05%	3.74%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

HFII-PROS-SUPP2-0520